TRANSAMERICA FUNDS

Supplement to the Currently Effective Statement of Additional Information

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Transamerica Global Real Estate Securities

Transamerica Government Money Market

Effective immediately, the following information revises the corresponding information found in the “Investment Manager Compensation” section under the heading “Investment Management and Other Services” contained in the Statement of Additional Information:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Global Real Estate Securities	0.83% of the first $250 million 0.805% over $250 million up to $500 million 0.73% over $500 million up to $1 billion 0.68% in excess of $1 billion(1)

(1)	Effective January 1, 2018, CBRE Clarion Securities LLC (“CBRE”), the sub-adviser for Transamerica Global Real Estate Securities, agreed to voluntarily reduce its sub-advisory fee to 0.40% on the first $200 million of assets; 0.35% over $200 million up to $750 million; and 0.30% in excess of $750 million of the fund’s average daily net assets. Accordingly, effective January 1, 2018, TAM has agreed to voluntarily waive its management fee to reflect any savings resulting from CBRE’s voluntary reduction in its sub-advisory fee. These waivers by CBRE and TAM are voluntary and will continue through at least December 31, 2018, and thereafter may be discontinued by CBRE upon obtaining consent from TAM.

Effective immediately, the following information revises the corresponding information found in the “Sub-Advisory Fees” section under the heading “Investment Management and Other Services” contained in the Statement of Additional Information:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Global Real Estate Securities(5)	CBRE Clarion Securities LLC

0.40% of the first $250 million

0.375% over $250 million up to $500 million

0.35% over $500 million up to $1 billion

0.30% in excess of $1 billion, less 50% of any amount reimbursed pursuant to the fund’s expense limitation

Transamerica Government Money Market(6)	Aegon USA Investment Management, LLC	0.05% of the first $1 billion 0.04% over $1 billion up to $3 billion 0.03% in excess of $3 billion

(5)	The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with Transamerica Clarion Global Real Estate Securities VP. Effective January 1, 2018, the sub-adviser agreed to voluntarily reduce its sub-advisory fee to 0.40% on the first $200 million of assets; 0.35% over $200 million up to $750 million; and 0.30% in excess of $750 million of the fund’s average daily net assets through at least December 31, 2018.
(6)	The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with the assets of Transamerica Aegon Government Money Market VP. The sub-adviser has voluntarily agreed to waive its sub-advisory fees to 0.04% of the fund’s average daily net assets.

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Investors Should Retain this Supplement for Future Reference

June 1, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3

Statement of Additional Information

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Transamerica Large Core

Transamerica Large Value Opportunities

Effective immediately, the following information revises the corresponding information found in the “Investment Manager Compensation” section under the heading “Investment Management and Other Services” contained in the Statement of Additional Information:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Large Core	0.63%(1)
Transamerica Large Value Opportunities	0.48%(1)

(1)	Effective October 1, 2016, AJO, LP (“AJO”), the sub-adviser for Transamerica Large Core and Transamerica Large Value Opportunities, agreed to voluntarily reduce its sub-advisory fee to 0.285% on the first $250 million of assets; 0.19% over $250 million up to $500 million; 0.1425% over $500 million up to $1 billion; and 0.11875% in excess of $1 billion of the fund’s average daily net assets. Accordingly, effective October 1, 2016, TAM has agreed to voluntarily waive its management fee to reflect any savings resulting from AJO’s voluntary reduction of its sub-advisory fee. These waivers by AJO and TAM are voluntary and may be discontinued at a future date.

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Transamerica Government Money Market

Transamerica Large Core

Transamerica Large Value Opportunities

Effective immediately, the following information revises the corresponding information found in the “Sub-Advisory Fees” section under the heading “Investment Management and Other Services” contained in the Statement of Additional Information:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Government Money Market(3)	Aegon USA Investment Management, LLC	0.05% of the first $1 billion 0.04% over $1 billion up to $3 billion 0.03% in excess of $3 billion

Transamerica Large Core(8)	AJO, LP	0.30% of the first $250 million 0.20% over $250 million up to $500 million 0.15% over $500 million up to $1 billion 0.125% in excess of $1 billion

Transamerica Large Value Opportunities(11)	AJO, LP	0.30% of the first $250 million 0.20% over $250 million up to $500 million 0.15% over $500 million up to $1 billion 0.125% in excess of $1 billion

(3)	The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with the assets of Transamerica Aegon Government Money Market VP. The sub-adviser has voluntarily agreed to waive its sub-advisory fees to 0.04% of the fund’s average daily net assets.
(8)	The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with the assets of Transamerica Large Value Opportunities. Effective October 1, 2016, AJO, LP (“AJO”), the sub-adviser for the fund, has voluntarily agreed to waive 5% of its sub-advisory fees.
(11)	The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with the assets of Transamerica Large Core. Effective October 1, 2016, AJO, LP (“AJO”), the sub-adviser for the fund has voluntarily agreed to waive 5% of its sub-advisory fees.

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Investors Should Retain this Supplement for Future Reference

June 1, 2018